Victory Pioneer Equity Income VCT Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	9.08%	9.38%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	11.14%	8.81%	9.11%